Short-term trade and other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 1,761	€ 1,625
Percentage main trade receivables	100.00%	100.00%
Public sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 1,185	€ 958
Percentage main trade receivables	67.00%	60.00%
Private sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 461	€ 533
Percentage main trade receivables	26.00%	32.00%
Group companies and associates of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 115	€ 134
Percentage main trade receivables	7.00%	8.00%
Construction division [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 1,593	€ 1,465
Percentage main trade receivables	100.00%	100.00%
Construction division [Member] | Public sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 1,080	€ 820
Percentage main trade receivables	68.00%	57.00%
Construction division [Member] | Private sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 367	€ 458
Percentage main trade receivables	23.00%	31.00%
Construction division [Member] | Group companies and associates of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 146	€ 186
Percentage main trade receivables	9.00%	12.00%
Other division and adjustments [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 168	€ 161
Other division and adjustments [Member] | Public sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	105	138
Other division and adjustments [Member] | Private sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	95	75
Other division and adjustments [Member] | Group companies and associates of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ (31)	€ (52)